Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2014
Trading Symbol	REPH
Entity Registrant Name	Recro Pharma, Inc.
Entity Central Index Key	0001588972
Entity Filer Category	Smaller Reporting Company